united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246

(Address of principal executive offices) (Zip code)

Eric Kane, Ultimus Fund Solutions, LLC

4221 North 203rd Street, Suite 100, Elkhorn, NE 68022

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 2/28

Date of reporting period: 08/31/22

Item 1. Reports to Stockholders.

WOA All Asset I

Class I shares: WOAIX

Semi-Annual Report

August 31, 2022

1-855-754-7935

Distributed by Northern Lights Distributors, LLC

Member FINRA

WOA All Asset I
PORTFOLIO REVIEW (Unaudited)
August 31, 2022

The Portfolio’s performance figures* for the periods ended August 31, 2022, as compared to its benchmark:

			Annualized	Annualized
	Six months	One Year	Five Year	Since Inception**
WOA All Asset I Fund - Class I	-12.27%	-16.33%	1.20%	2.94%
Blended 60/40 Index	-11.74%	-16.43%	3.79%	5.17%

*	The performance data quoted here represents past performance. Total returns are calculated based on traded NAV. The performance comparison includes reinvestment of all dividends and capital gains. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods greater than 1 year are annualized. The Fund’s total annual operating expenses are 1.39% for Class I shares per the June 29, 2022 prospectus. For performance information current to the most recent month-end, please call toll-free 1-855-754-7935.

**	Inception date is April 24, 2012.

The Blended 60/40 Index is an unmanaged, blended index composed of the following weights: 60% MSCI All Country World Index Net (USD) and 40% Bloomberg Barclays Global Aggregate Bond Index. The two indices composing the Blended Index measure, respectively, the performance of global equity securities and global investment grade fixed income securities as each is described below. The MSCI All Country World Index Net (USD) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The index captures large and mid-cap representation across 23 developed markets and 26 emerging markets countries and covers approximately 85% of the global investable equity opportunity set.

The Fund’s Top Asset Classes are as follows:

Holdings by Asset Class	% of Net Assets
Equity Funds - ETFs	74.2%
Fixed Income Funds - ETFs	25.1%
Money Market Fund	1.5%
Liabilities in Excess of Other Assets	(0.8)%
100.0%

Please refer to the Schedule of Investments in this report for a detailed listing of the Fund’s holdings.

WOA ALL ASSET
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.3%
	EQUITY - 74.2%
59,207	iShares MSCI Australia ETF	$1,297,225
27,786	iShares MSCI Emerging Markets ETF	1,095,602
92,451	iShares MSCI France ETF	2,740,248
36,777	iShares MSCI Germany ETF	803,210
259,153	iShares MSCI Italy ETF	5,996,800
52,627	iShares MSCI Norway ETF	1,356,198
6,640	iShares MSCI Spain ETF	144,553
76,082	iShares MSCI Sweden ETF	2,288,547
157,904	iShares MSCI Switzerland ETF	6,412,481
2,471	iShares MSCI United Kingdom ETF	71,437
103,134	VANGUARD MSCI EUROPE ETF	5,292,837
114,518	Vanguard S&P 500 ETF	41,587,211
54,892	Vanguard Small-Cap ETF	10,413,561
		79,499,910
	FIXED INCOME - 25.1%
326,542	iShares 1-3 Year Treasury Bond ETF	26,871,141

	TOTAL EXCHANGE-TRADED FUNDS (Cost $93,647,323)	106,371,051

	SHORT-TERM INVESTMENT — 1.5%
	MONEY MARKET FUND - 1.5%
1,615,750	First American Treasury Obligations Fund Class X, Class X, 2.13% (Cost $1,615,750)(a)	1,615,750

	TOTAL INVESTMENTS - 100.8% (Cost $95,263,073)	$107,986,801
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.8)%	(852,086)
	NET ASSETS - 100.0%	$107,134,715

ETF - Exchange-Traded Fund

MSCI - Morgan Stanley Capital International

(a)	Rate disclosed is the seven day effective yield as of August 31, 2022.

See accompanying notes to financial statements.

WOA All Asset I
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
August 31, 2022

ASSETS
Investment in securities at value (identified cost $95,263,073)	$107,986,801
Dividends and interest receivable	2,794
Prepaid expenses and other assets	30,124
TOTAL ASSETS	108,019,719

LIABILITIES
Payable for Fund shares repurchased	643,222
Investment advisory fees payable	75,207
Payable to related parties	78,764
Accrued expenses and other liabilities	87,811
TOTAL LIABILITIES	885,004
NET ASSETS	$107,134,715

Net Assets Consist Of:
Paid in capital	$84,034,421
Accumulated earnings	23,100,294
NET ASSETS	$107,134,715

Net Asset Value Per Share:
Class I Shares:
Net Assets	$107,134,715
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	9,666,134
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$11.08

See accompanying notes to financial statements.

WOA All Asset I
STATEMENT OF OPERATIONS (Unaudited)
For the Period Ended August 31, 2022

INVESTMENT INCOME
Dividends	$958,176
Interest	12,464
TOTAL INVESTMENT INCOME	970,640

EXPENSES
Investment advisory fees	602,974
Administrative services fees	93,124
Custodian fees	40,609
Insurance expense	36,627
Accounting services fees	21,670
Trustees fees and expenses	19,086
Compliance officer fees	13,215
Third party administrative servicing fees	8,789
Transfer agent fees	6,539
Audit fees	5,965
Legal fees	5,106
Printing and postage expenses	5,025
Registration fees	1,840
Other expenses	1,518
TOTAL EXPENSES	862,087

NET INVESTMENT INCOME	108,553

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain from security transactions	3,313,678
Net change in unrealized depreciation on investments	(20,375,615)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(17,061,937)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(16,953,384)

See accompanying notes to financial statements.

WOA All Asset I
STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	For The	For The
	Period Ended	Year Ended
	August 31, 2022	February 28, 2022
	(Unaudited)
FROM OPERATIONS
Net investment income	$108,553	$1,043,629
Net realized gain from security transactions	3,313,678	17,981,248
Distributions of realized gains from underlying investment companies	—	193,433
Net change in unrealized depreciation of investments	(20,375,615)	(9,845,816)
Net increase (decrease) in net assets resulting from operations	(16,953,384)	9,372,494

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid
Class I	—	(901,264)
Net decrease in net assets resulting from distributions to shareholders	—	(901,264)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class I	528,735	5,979,523
Net asset value of shares issued in reinvestment of distributions:
Class I	—	226,761
Payments for shares redeemed:
Class I	(19,874,406)	(92,740,270)
Net decrease in net assets resulting from shares of beneficial interest	(19,345,671)	(86,533,986)

TOTAL DECREASE IN NET ASSETS	(36,299,055)	(78,062,756)

NET ASSETS
Beginning of Period	143,433,770	221,496,526
End of Period	$107,134,715	$143,433,770

SHARE ACTIVITY
Class I:
Shares sold	43,997	460,907
Shares reinvested	—	16,922
Shares redeemed	(1,735,411)	(7,020,868)
Net decrease in shares of beneficial interest outstanding	(1,691,414)	(6,543,039)

See accompanying notes to financial statements.

WOA All Asset I
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	For The		For The	For The		For The		For The	For The
	Period Ended		Year Ended	Year Ended		Year Ended		Year Ended	Year Ended
	August 31, 2022		February 28, 2022	February 28, 2021		February 29, 2020		February 28, 2019	February 28, 2018
	(Unaudited)
Net asset value, beginning of period	$12.63		$12.37	$11.12		$11.94		$11.90	$10.93
Activity from investment operations:
Net investment income (1)(4)	0.01		0.07	0.02		0.13		0.14	0.09
Net realized and unrealized gain (loss) on investments	(1.56)		0.27	1.25		(0.15)		0.12	1.15
Total from investment operations	(1.55)		0.34	1.27		(0.02)		0.26	1.24
Less distributions from:
Net investment income	—		(0.08)	(0.02)		(0.17)		(0.12)	(0.06)
Net realized gains	—		—	—		(0.63)		(0.10)	(0.21)
Total distributions	—		(0.08)	(0.02)		(0.80)		(0.22)	(0.27)
Net asset value, end of period	$11.08		$12.63	$12.37		$11.12		$11.94	$11.90
Total return (2)	(12.27	)% (6)	2.70%	11.43	% (5)	(0.59	)% (5)	2.30%	11.39%
Net assets, at end of period (000s)	$107,135		$143,434	$221,497		$230,133		$236,695	$232,167
Ratio of net expenses to average net assets (3)	1.36	% (7)	1.20%	1.19%		1.20%		1.20%	1.21%
Ratio of net investment income to average net assets (3)(4)	0.17	% (7)	0.53%	0.17%		1.03%		1.19%	0.80%
Portfolio Turnover Rate	103	% (6)	45%	141%		285%		139%	75%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(3)	Does not include the expenses of other investment companies in which the Fund invests.

(4)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(6)	Not annualized.

(7)	Annualized for periods less than one full year.

See accompanying notes to financial statements.

WOA All Asset I
NOTES TO FINANCIAL STATEMENTS (Unaudited)
August 31, 2022

1.	ORGANIZATION

The WOA All Asset I Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust II (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 26, 2010, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund seeks maximum total returns, which consists of capital appreciation and current income. The Fund commenced operations on April 24, 2012.

The Fund currently offers one class of shares, the Class I shares. Class I shares are offered at net asset value without an initial sales charge.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.”

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Swaps and options are valued based on the daily price reported from the counterparty or pricing agent. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees of the Trust (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Fund may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short -term debt obligations, having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

WOA All Asset I
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
August 31, 2022

Valuation of Fund of Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trusts’ Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Adviser. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third-party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset values. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type

WOA All Asset I
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
August 31, 2022

of security; (ii) the cost at date of purchase; (iii) the size and nature of the Funds’ holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure fair value of all of their investments on a recurring basis. GAAP establishes the hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

WOA All Asset I
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
August 31, 2022

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of August 31, 2022, for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$106,371,051	$—	$—	$106,371,051
Short-Term Investment	1,615,750	—	—	1,615,750
Total	$107,986,801	$—	$—	$107,986,801

The Fund did not hold any Level 3 securities during the period.

*	Please refer to the Portfolio of Investments for industry classifications.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually in December. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for Federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended February 28, 2020, to February 28, 2022, or expected to be taken in the Fund’s February 28, 2023, year-end tax return. The Fund has identified its major tax jurisdictions as U.S. Federal and Ohio, however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could

WOA All Asset I
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
August 31, 2022

result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the fund in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended August 31, 2022, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $128,551,457 and $147,895,438 respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

At the close of business May 2, 2022, Pathstone Family Office, LLC. (“Pathstone”) serves as investment adviser (“the “Advisor”) to the Fund, pursuant to an investment advisory agreement between the Trust, on behalf of the Fund, and the Advisor (the “Advisory Agreement”). Prior to the close of business on May 2, 2022, Eaton Vance WaterOak Advisors (the “Advisor”) served as investment adviser to the Fund.

As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of average daily net assets. For the six months ended August 31, 2022, the Fund incurred $602,974 in advisory fees.

Pursuant to a written contract (the “Waiver Agreement”), the Adviser has agreed, at least until June 30, 2024, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Funds (excluding taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, or extraordinary expenses, such as litigation, not incurred in the ordinary course of the Fund’s business) do not exceed 1.50%.

WOA All Asset I
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
August 31, 2022

If the Adviser waives any fee or reimburses any expenses pursuant to the Waiver Agreement, and any Funds operating expenses are subsequently lower than their respective expense limitation, the Adviser shall be entitled to reimbursement by the Fund provided that such reimbursement does not cause the Fund’s operating expenses to exceed the expense limitation. If the Fund’s operating expenses subsequently exceed the expense limitation, the reimbursements for the Fund shall be suspended. The Adviser is permitted to receive reimbursement from the Fund for fees it waived and Fund expenses it paid, subject to the limitation that: (1) the reimbursement for fees and expenses will be made only if payable within three years from the date the fees and expenses were initially waived or reimbursed; and (2) the reimbursement may not be made if it would cause the expense limitation in effect at the time of the waiver or currently in effect, whichever is lower, to be exceeded. The Fund must pay its current ordinary operating expenses before the Adviser is entitled to any reimbursement of management fees and/or expenses. This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees. As of August 31, 2022, there were no previously waived fees or reimbursed expenses available for recapture.

Distributor – The Board has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of up to 0.10% of the average daily net assets of the Fund’s Class I shares. Currently, the Fund’s Board of Trustees has set the 12b-1 fee level at 0.00% of the Fund’s Class I shares average daily net assets. The Fund will give Class I shareholders 30 days’ prior written notice before raising the distribution fee under the 12b-1 Plan. The Fund will pay Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Adviser. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred. The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. For the Six Months ended August 31, 2022, the Fund did not incur any distribution fees for Class I shares.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Fund pays UFS customary fees for providing administration, fund accounting and transfer agent services to the Fund. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Trust for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

WOA All Asset I
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
August 31, 2022

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

5.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the following years was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	February 28, 2022	February 28, 2021
Ordinary Income	$899,118	$420,246
Long-Term Capital Gain	2,146	—
	$901,264	$420,246

As of February 28, 2022, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$—	$10,763,842	$(225,614)	$—	$—	$29,515,450	$40,053,678

The difference between book basis and tax basis undistributed net investment loss, accumulated net realized gains, and unrealized appreciation from investments is primarily attributable to the tax deferral of losses on wash sales.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such late year losses of $225,614.

At February 28, 2022, the Fund had capital loss carryforwards utilized as follows:

Non-Expiring	Non-Expiring
Short-Term	Long-Term	Total	CLCF Utilized
$—	$—	$—	$7,193,956

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

	Gross Unrealized	Gross Unrealized	Net Unrealized
Tax Cost	Appreciation	Depreciation	Appreciation
$98,846,966	$13,094,451	$(3,954,616)	$9,139,835

WOA All Asset I
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
August 31, 2022

7.	UNDERLYING INVESTMENTS IN OTHER INVESTMENT COMPANIES

The underlying funds, including each exchange-traded fund (“ETF”), is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities. Investors in the Fund will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses.

The performance of the Fund will be directly affected by the performance of the Vanguard S&P 500 ETF. The financial statements of the Vanguard S&P 500 ETF, including the portfolio of investments, can be found on the Securities and Exchange Commission’s (“SEC”) website www.sec.gov and should be read in conjunction with the Portfolio’s financial statements. As of August 31, 2022, the percentage of net assets invested in the Vanguard S&P 500 ETF was 38.8%.

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

WOA All Asset I
EXPENSE EXAMPLES (Unaudited)
August 31, 2022

As a shareholder of WOA All Asset I, you incur ongoing costs, including management fees, distribution and/or service (12b-1 fees) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

The example is based on an investment of $ 1,000 invested at the beginning of the period and held for the entire period from March 1, 2022 through August 31,2022.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period**
	3/1/22	8/31/22	3/1/22 - 8/31/22	3/1/22 - 8/31/22
Actual - Class I	$1,000.00	$877.30	$6.44	1.36%

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period**
	3/1/22	8/31/22	3/1/22 - 8/31/22	3/1/22 - 8/31/22
Hypothetical - Class I	$1,000.00	$1,018.36	$6.92	1.36%
(5% return before expenses)

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).

**	Annualized.

WOA All Asset I
SUPPLEMENTAL INFORMATION (Unaudited)
August 31, 2022

LIQUIDITY RISK MANAGEMENT PROGRAM

The Fund has adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the 1940 Act. The program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the six months ended August 31, 2022, the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed the Fund’s investments and determined that the Fund held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Fund’s liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Fund’s liquidity risk management program has been effectively implemented.

WOA All Asset I
SUPPLEMENTAL INFORMATION (Unaudited)
August 31, 2022

FACTORS CONSIDERED BY THE TRUSTEES IN APPROVAL OF AN INVESTMENT ADVISORY AGREEMENT

At a Meeting (the “Meeting”) of the Board of Trustees (the “Board”) of Northern Lights Fund Trust II (the “Trust”) held on April 20, 2022, the Board, including the disinterested Trustees (the “Independent Trustees”), considered the approval of a proposed interim advisory agreement (the “Interim Advisory Agreement”) and a proposed new advisory agreement (the “New Advisory Agreement” and together with the Interim Advisory Agreement, the “Advisory Agreements”) each between Pathstone Family Office, LLC (“Pathstone”) and the Trust on behalf of WOA All Asset.

Based on their evaluation of the information provided by Pathstone, in conjunction with the WOA All Asset’s other service providers, the Board, by a unanimous vote (including a separate vote of the Independent Trustees), approved the Advisory Agreements with respect to WOA All Asset.

In advance of the Meeting, the Board requested and received materials to assist them in considering the Advisory Agreements. The materials provided contained information with respect to the factors enumerated below, including the Advisory Agreements, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the approval of the Advisory Agreements and comparative information relating to the advisory fee and other expenses of WOA All Asset. The materials also included due diligence materials relating to Pathstone (including due diligence questionnaires completed by Pathstone, select financial information of Pathstone, bibliographic information regarding Pathstone’s key management and investment advisory personnel, and comparative fee information relating to WOA All Asset) and other pertinent information. At the Meeting, the Independent Trustees were advised by counsel that is experienced in Investment Company Act of 1940 matters and that is independent of fund management and met with such counsel separately from fund management.

The Board reviewed and discussed the written materials that were provided in advance of the Meeting and deliberated on the approval of the Advisory Agreements. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreements and the weight to be given to each such factor. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreements. In considering the approval of the Advisory Agreements, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

Nature, Extent and Quality of Services. As to the nature, extent, and quality of the services to be provided by Pathstone to WOA All Asset, the Board first discussed the Transaction and its impact on the Fund including its key personnel. The Board then reviewed materials provided by Pathstone and EVWOA related to the Transaction as well as the Interim Advisory Agreement and New Advisory Agreement to be entered into with the Trust. The Board also reviewed other materials provided by Pathstone, including a description of the manner in which investment decisions will be made and executed and a review of the professional personnel that would perform services for WOA All Asset, including the individuals that would be primarily responsible for monitoring and executing the investment process. The Board then discussed the extent of Pathstone’s research capabilities, the quality of its compliance infrastructure and the experience of its fund management personnel. The Board considered Pathstone’s specific responsibilities in all aspects of the day-to-day management of WOA All Asset. The Board also noted Pathstone’s industry reputation, size, resources, personnel and commitment to continue with the proprietary money management algorithms

WOA All Asset I
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
August 31, 2022

used to manage WOA All Asset. The Board noted that none of the personnel responsible for servicing or managing WOA All Asset would change, and that the investment process and day-to-day operations of the Fund were not expected to change. The Board was advised by the Trust’s Chief Compliance Officer that Pathstone had adequate compliance policies and procedures which, in his opinion, were reasonably designed to protect Pathstone and WOA All Asset from violations of the federal securities laws. Additionally, the Board received satisfactory responses from representatives of Pathstone with respect to a series of important questions including: whether Pathstone is involved in any lawsuits or pending regulatory actions; whether the management of other accounts would conflict with its management of WOA All Asset; and whether Pathstone has procedures in place to adequately allocate trades among its respective clients. The Board considered that, under the terms of the Interim Advisory Agreement and New Advisory Agreement, Pathstone, subject to oversight by the Board, would provide WOA All Asset with investment advice and supervision and would continuously furnish an investment program for WOA All Asset consistent with the investment objective and policies the Fund. The Board reviewed the descriptions provided by Pathstone of its practices for monitoring compliance with WOA All Asset’s investment limitations, noting that Pathstone’s compliance personnel are expected to review the portfolio managers’ performance of their duties with respect to the Fund to ensure compliance under Pathstone’s compliance program. The Board also noted EVWOA and Pathstone’s representation that the prospectus and the statement of additional information for WOA All Asset accurately describe and disclose the investment strategies of the Fund. The Board then reviewed the capitalization of Pathstone based on financial information and other materials provided by Pathstone and discussed the financial condition of Pathstone. The Board concluded that Pathstone was sufficiently well-capitalized in order for Pathstone to meet its obligations to WOA All Asset, noting the resources of it and its parent company. The Board also concluded that Pathstone had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures necessary to perform its duties under the Interim Advisory Agreement and New Advisory Agreement and that the nature, overall quality and extent of the management services to be provided by Pathstone after the Transaction were expected to continue to be satisfactory. The Board concluded that the nature, extent, and quality of the services provided to WOA All Asset under the Prior Advisory Agreement was satisfactory and reliable and they did not expect them to change under the Interim Advisory Agreement and New Advisory Agreement.

Performance. The Board discussed the Broadridge Report and reviewed the performance of WOA All Asset as compared to its peer group, Morningstar category and benchmark for the one year, three-year, five year and since inception periods ended March 31, 2022. The Board noted that, for each of the periods ended March 31, 2022, WOA All Asset had underperformed its peer group median, Morningstar category median and benchmark although in each case the Fund had positive performance. The Board discussed the underperformance of WOA All Asset versus its benchmark, the Blended 60/40 Index which is an unmanaged, blended index composed of the following weights: 60% MSCI All Country World Index Net (USD) and 40% Bloomberg Barclays Global Aggregate Bond Index, for all periods noting that effective March 1, 2019, WOA All Asset changed its primary benchmark to the Blended 60/40 Index which replaced the MSCI All Country World Index as the Fund’s primary broad-based index. While WOA All Asset underperformed its peer group median, Morningstar category median and benchmark for all periods ended March 31, 2022, the Board concluded that recent performance was acceptable and that the current strategy was expected to benefit WOA All Asset and its shareholders in the long-term.

Fees and Expenses. As to the costs of the services to be provided by Pathstone, the Board reviewed and discussed each of WOA All Asset’s advisory fee and total operating expenses as compared to its peer group and Morningstar category as presented in the Broadridge Report. The Board reviewed the contractual arrangements for WOA All Asset noting that Pathstone proposed to continue to charge WOA All Asset an advisory fee at an annual rate of 1.00% based on the average net assets under both the Interim Advisory

WOA All Asset I
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
August 31, 2022

Agreement and New Advisory Agreement, which remains the same fee as was charged by EVWOA under the Prior Advisory Agreement, noting that the advisory fee was very close to the peer group average of 0.97% and the same as the peer group median but slightly higher than the Morningstar category median of 0.90%. Additionally, the Board reviewed both the Interim Operating Expenses Limitation and Security Agreement and the new Operating Expenses Limitation and Security Agreement, noting that Pathstone had agreed to waive or limit its advisory fee and/or reimburse expenses at least until June 30, 2024, extending WOA All Asset’s current expense limitation by a year, in order to limit net annual operating expenses, exclusive of certain fees, so as not to exceed 1.50% of the Fund’s average net assets for Class I shares of the Fund, and found such arrangements to be in line with its peers. The Board also noted that WOA All Asset was currently operating below this expense cap. It was the consensus of the Board that based on Pathstone’s experience and expertise, and the services to be provided by Pathstone to WOA All Asset, the advisory fee proposed to be charged by Pathstone to WOA All Asset was not unreasonable and that the extension of the Fund’s current expense limitation under the Operating Expenses Limitation and Security Agreement would be beneficial to shareholders.

Profitability. The Board also considered the level of profits that could be expected to accrue to Pathstone with respect to WOA All Asset based on break even and profitability reports and analyses reviewed by the Board, the selected financial information of Pathstone provided by Pathstone, and Pathstone’s representation that the level of profits were expected to be similar to those of EVWOA prior to the Transaction. After review and discussion, the Board concluded that based on the services to be provided by Pathstone and the current assets of WOA All Asset, Pathstone’s anticipated profits from its relationship with WOA All Asset were not excessive.

Economies of Scale. As to the extent to which WOA All Asset will realize economies of scale as they grow, and whether the fee levels reflect these economies of scale for the benefit of investors, the Board discussed the current size of the Fund and Pathstone’s expectations for growth of the Fund. After discussion, the Board concluded that significant economies of scale would likely not be achieved in the near term.

Conclusion. The Board relied upon the advice of counsel, and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreements and the weight to be given to each such factor. Accordingly, having requested and received such information from Pathstone as the Board believed to be reasonably necessary to evaluate the terms of the Interim Advisory Agreement and New Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including all of the Independent Trustees voting separately, determined that (a) the terms of the Interim Advisory Agreement and New Advisory Agreement are reasonable; (b) the investment advisory fees payable pursuant to the Interim Advisory Agreement and New Advisory Agreement are not unreasonable; and (c) the Interim Advisory Agreement and New Advisory Agreement are in the best interests of the Fund and its shareholders.

WOA All Asset I
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
August 31, 2022

SHAREHOLDER MEETING

The Board of Trustees of Northern Lights Fund Trust II (the “Trust”) held a Special Meeting of the Shareholders of the WOA All Asset I (the “Fund”), a series of the Trust, on July 15, 2022, for the purpose of approving an advisory agreement between the Trust, on behalf of the Fund, and Pathstone Family Office, LLC (“Advisory Agreement”).

At the close of business May 12, 2022, the record date for the Special Meeting of Shareholders, there were outstanding 11,042,703.995 shares of beneficial interest of the Fund. Accordingly, shares represented in person and by proxy at the Special Meeting equaled 53.294% of the outstanding shares of the Fund. Therefore, a quorum was present for the Fund.

With respect to approval of the proposed Advisory Agreement the following votes were cast:

For Approval: 5,861,289.421 shares voted

Against Approval: 18,206.401 shares voted

Abstained: 5,615.084 shares voted

Privacy Policy

Rev. May 2021

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST II (“NLFT II”) DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	● Social Security number ● Employment information ● Account balances	● Account transactions ● Income ● Investment experience
When you are no longer our customer, we continue to share your information as described in this notice.
How?	All financial companies need to share a customer’s personal information to run their everyday business - to process transactions, maintain customer accounts, and report to credit bureaus. In the section below, we list the reasons financial companies can share their customer’s personal information; the reasons NLFT II chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does NLFT II share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	Yes	No
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-631-490-4300

Who we are
Who is providing this notice?	Northern Lights Fund Trust II
What we do
How does NLFT II protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does NLFT II collect my personal information?	We collect your personal information, for example, when you
	● open an account ● give us your income information ● provide employment information	● provide account information ● give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?

Federal law gives you the right to limit only

●    sharing for affiliates’ everyday business purposes—information about your creditworthiness

●    affiliates from using your information to market to you

●    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● NLFT II has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● NLFT II does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products and services to you. ● Our joint marketing partners include other financial service companies.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-754-7935 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-888-928-9774.

INVESTMENT ADVISOR
Pathstone Family Office, LLC
145 Lincoln Avenue, Suite A
Winter Park, Florida 32789

ADMINISTRATOR
Ultimus Fund Solutions, LLC
4221 North 203rd Street Suite 100
Elkhorn, Nebraska 68022

WOA-SA22

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust II

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 11/9/22

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 11/9/22

By (Signature and Title)

/s/ Erik Naviloff

Erik Naviloff, Principal Financial Officer/Treasurer

Date 11/9/22